Subsequent Events	12 Months Ended
Nov. 30, 2012
Subsequent Events
Subsequent Events

16.   Subsequent Events

        On December 17, 2012, the Company declared a one-time, special cash dividend of $2.00 per common share and an accelerated quarterly dividend of $0.075 per common share. These dividends, which totaled $56.1 million, were paid on December 31, 2012 to shareholders of record as of December 27, 2012.

        On December 17, 2012, the Board of Directors adopted a shareholder rights plan that provides for one right for each of our outstanding common shares. The rights are designed to assure that all of the Company's shareholders receive fair and equal treatment in the event of any proposed takeover and to guard against partial tender offers, open market accumulations and other abusive or coercive tactics to gain control of the Company without paying all shareholders a control premium. The rights will cause substantial dilution to a person or group that acquires 15% or more of the common shares on terms not approved by the Board of Directors.